DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurement at December 31, 2023
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	1,094,844	—	1,094,844
Other non-current financial assets	—	78,988,714	—	78,988,714
Total assets	—	80,083,558	—	80,083,558
Liabilities
Other current financial liabilities	—	1,458,210	—	1,458,210
Other non-current financial liabilities	—	52,449,925	—	52,449,925
Total Liabilities	—	53,908,135	—	53,908,135

	Fair Value Measurement at December 31, 2022
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	170,206,554	—	170,206,554
Other non-current financial assets	—	75,297,737	—	75,297,737
Total assets	—	245,504,291	—	245,504,291
Liabilities
Other current financial liabilities	—	2,317,577	—	2,317,577
Other non-current financial liabilities	—	112,175,058	—	112,175,058
Total Liabilities	—	114,492,635	—	114,492,635